Leased Content Commitment (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Leased Content Commitment 1		$ 1,860,000
Commitments And Contingencies Leased Content Commitment 2		2,161,000
Commitments And Contingencies Leased Content Commitment 3		2,292,000
Commitments And Contingencies Leased Content Commitment 4		1,031,000
Commitments And Contingencies Leased Content Commitment 5		7,344,000
Commitments And Contingencies Leased Content Commitment 1	1,972,000
Commitments And Contingencies Leased Content Commitment 2	2,163,000
Commitments And Contingencies Leased Content Commitment 3	2,297,000
Commitments And Contingencies Leased Content Commitment 4	1,035,000
Commitments And Contingencies Leased Content Commitment 5	$ 7,467,000